Eaton Vance
California Municipal Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.2%
Security	Principal Amount (000's omitted)	Value
Other Revenue — 0.2%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,080	$ 2,206,314
Total Corporate Bonds (identified cost $2,080,000)		$ 2,206,314

Tax-Exempt Municipal Obligations — 93.9%
Security	Principal Amount (000's omitted)	Value
Education — 11.5%
California Educational Facilities Authority, (Stanford University):
5.00% to 3/1/35 (Put Date), 3/1/55	$4,000	$ 4,569,329
5.25%, 4/1/40	8,465	9,794,277
California Educational Facilities Authority, (University of Southern California)), 5.00%, 10/1/55	10,000	10,298,404
California Enterprise Development Authority, (Campbell Hall Episcopal):
4.00%, 8/1/40	5,000	4,735,870
5.00%, 8/1/40	5,000	5,301,748
California Enterprise Development Authority, (Castilleja School Foundation):
4.00%, 6/1/54	1,120	958,246
5.00%, 6/1/49	2,500	2,530,002
California Enterprise Development Authority, (Curtis School Foundation):
4.00%, 6/1/49	2,000	1,748,674
4.00%, 6/1/53	2,000	1,716,919
California Enterprise Development Authority, (Sage Hill School):
4.00%, 12/1/50	13,760	12,126,179
4.00%, 12/1/54	6,000	5,218,621
California Enterprise Development Authority, (The Rocklin Academy):
5.00%, 6/1/54(1)	500	459,385
5.00%, 6/1/64(1)	2,920	2,613,910
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 2.82%, (SIFMA + 0.90%), 6/1/27 (Put Date), 8/1/72(2)	5,750	5,721,086
California Municipal Finance Authority (St. Ignatius College Preparatory), 5.00%, 9/1/49	6,750	6,912,113
California Municipal Finance Authority, (California Baptist University), 5.00%, 11/1/35(1)	2,250	2,297,197
Security	Principal Amount (000's omitted)	Value
Education (continued)
California School Finance Authority, (Alliance for College Ready Public Schools):
4.00%, 7/1/34(1)	$1,000	$ 984,102
5.00%, 7/1/39(1)	270	278,608
5.00%, 7/1/49(1)	2,990	2,959,492
California School Finance Authority, (Granada Hills Charter Obligated Group):
5.00%, 7/1/54(1)	2,250	2,206,387
5.00%, 7/1/64(1)	1,800	1,719,860
California School Finance Authority, (Green Dot Public Schools):
5.00%, 8/1/28(1)	570	593,481
5.00%, 8/1/38(1)	2,500	2,523,188
California University, 5.00%, 11/1/47	8,750	8,688,820
University of California, 5.00%, 5/15/40	6,035	6,551,367
University of California Medical Center, 5.00%, 5/15/47	9,530	9,689,152
		$ 113,196,417
Electric Utilities — 0.3%
Trinity Public Utilities District, CA, Green Bonds, 3.00%, 4/1/31	$1,190	$ 1,063,185
Vernon, CA, Electric System Revenue, 5.00%, 8/1/35	1,420	1,517,214
		$ 2,580,399
General Obligations — 41.7%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$5,780	$ 5,379,956
Antelope Valley Union High School District, CA, (Election of 2024):
5.00%, 8/1/42	635	682,202
5.00%, 8/1/44	1,000	1,060,119
Belmont-Redwood Shores School District, CA, (Election of 2024):
4.50%, 8/1/54	1,120	1,120,037
5.00%, 8/1/41	500	545,906
5.00%, 8/1/42	725	782,625
5.00%, 8/1/44	700	746,817
Berkeley Unified School District, CA, (Election of 2020), 5.00%, 8/1/44	2,710	2,895,851
Beverly Hills Unified School District, CA, (Election of 2008):
0.00%, 8/1/30	5,585	4,796,529
0.00%, 8/1/32	6,465	5,168,052
Beverly Hills Unified School District, CA, (Election of 2018), 3.25%, 8/1/42	9,960	8,566,210

Eaton Vance
California Municipal Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Burbank Unified School District, CA, (Election of 2024):
4.25%, 8/1/47	$1,280	$ 1,228,981
5.00%, 8/1/41	500	545,470
5.00%, 8/1/42	500	539,741
5.00%, 8/1/43	700	749,119
5.00%, 8/1/44	875	932,038
California:
4.55%, 12/1/37	1,000	1,040,842
5.00%, 11/1/42	10,000	10,575,918
5.00%, 3/1/44	2,400	2,543,309
5.00%, 3/1/45	3,000	3,160,033
Calistoga Joint Unified School District, CA, (Election of 2022):
4.625%, 8/1/54	1,525	1,521,517
5.25%, 8/1/50	625	661,148
Chaffey Joint Union High School District, CA, (Election of 2012), 5.00%, 8/1/44	10,520	10,519,919
Clovis Unified School District, CA, (Election of 2020), 5.25%, 8/1/39	1,860	1,996,586
Culver City Unified School District, CA, (Election of 2024), 4.00%, 8/1/44	6,640	6,143,321
Cupertino Union School District, CA, (Election of 2024):
5.75%, 8/1/44	1,100	1,246,692
5.75%, 8/1/45	1,250	1,409,161
5.75%, 8/1/50	10,410	11,617,249
Encinitas Union School District, CA, (Election of 2024):
5.00%, 8/1/41	400	436,376
5.00%, 8/1/42	850	916,829
5.00%, 8/1/43	775	830,703
5.00%, 8/1/44	500	533,016
5.00%, 8/1/45	665	705,625
5.00%, 8/1/50	2,500	2,619,212
Fairfield-Suisun Unified School District, CA, 0.00%, 2/1/29	505	456,413
Folsom Cordova Unified School District School Facilities Improvement District No. 5, CA, (Election of 2014), 4.00%, 10/1/40	4,355	4,250,395
Folsom Cordova Unified School District, CA:
5.00%, 10/1/33(3)	1,120	1,291,023
5.00%, 10/1/33(3)	1,430	1,648,359
5.00%, 10/1/34(3)	1,260	1,460,009
5.00%, 10/1/35(3)	1,400	1,605,411
5.00%, 10/1/36(3)	1,560	1,772,072
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Folsom Cordova Unified School District, CA, (Election of 2024), 4.25%, 10/1/51	$2,530	$ 2,352,594
Fontana Unified School District, CA, (Election of 2024):
5.00%, 8/1/39	1,150	1,271,437
5.00%, 8/1/40	1,165	1,273,536
5.00%, 8/1/41	1,305	1,414,613
5.00%, 8/1/42	1,185	1,270,049
Fullerton Joint Union High School District, CA, (Election of 2024), 4.00%, 8/1/54	7,895	6,881,602
Gilroy Unified School District, CA, (Election of 2016), 4.00%, 8/1/41	1,750	1,657,616
Hacienda La Puente Unified School District, CA, (Election of 2016):
4.00%, 8/1/41	750	743,816
4.00%, 8/1/42	2,000	1,948,566
4.00%, 8/1/43	1,395	1,344,220
Jefferson Union High School District, CA, (Election of 2020):
4.125%, 8/1/46	625	596,428
5.00%, 8/1/40	625	683,774
5.00%, 8/1/41	750	812,347
5.00%, 8/1/42	1,000	1,072,625
5.00%, 8/1/43	800	852,060
5.00%, 8/1/44	1,000	1,058,437
5.00%, 8/1/45	1,000	1,053,536
Kentfield School District, CA:
5.00%, 8/1/35	2,340	2,702,844
5.00%, 8/1/37	1,725	1,958,461
5.00%, 8/1/39	1,000	1,113,909
5.00%, 8/1/40	1,150	1,264,907
5.00%, 8/1/41	985	1,070,306
5.00%, 8/1/42	1,075	1,155,960
5.00%, 8/1/44	1,630	1,726,323
Kern Community College District, CA, (Election of 2016):
5.25%, 8/1/37	1,500	1,676,769
5.25%, 8/1/41	1,000	1,082,811
La Canada Unified School District, CA, (Election of 2017):
5.25%, 8/1/41	1,190	1,316,053
5.50%, 8/1/43	1,780	1,973,011
5.75%, 8/1/50	4,000	4,407,077
Lakeside Union School District San Diego County, CA, (Election of 2008), 0.00%, 8/1/37	4,000	2,485,709

Eaton Vance
California Municipal Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Lompoc Unified School District, CA, (Election of 2024):
5.25%, 8/1/46	$1,000	$ 1,064,259
5.25%, 8/1/50	2,610	2,767,466
5.25%, 8/1/54	4,290	4,523,720
Long Beach Unified School District, CA, (Election of 2016), 4.00%, 8/1/39	2,095	2,069,760
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 7/1/39	4,000	4,353,755
Los Angeles Unified School District, CA, (Election of 2008), 4.00%, 7/1/40	18,000	17,265,731
Los Banos Unified School District, CA, (Election of 2018), 4.50%, 8/1/49	955	919,072
Madera Unified School District, CA, (Election of 2018):
5.00%, 8/1/43	860	930,980
5.00%, 8/1/46	3,250	3,466,912
Manteca Unified School District, CA, (Election of 2020):
5.25%, 8/1/42	2,750	3,008,372
5.25%, 8/1/43	2,060	2,239,561
Menlo Park City School District, CA, (Election of 2024):
4.00%, 7/1/53	2,475	2,200,134
5.00%, 7/1/50	2,250	2,349,680
Milpitas Unified School District, CA, (Election of 2018):
4.00%, 8/1/39	3,780	3,820,726
4.00%, 8/1/40	4,075	4,076,385
4.00%, 8/1/42	2,360	2,293,700
Modesto High School District, CA, (Election of 2022):
4.50%, 8/1/52	2,440	2,360,677
5.00%, 8/1/41	1,400	1,515,173
5.00%, 8/1/42	750	803,829
5.00%, 8/1/45	1,000	1,051,867
5.25%, 8/1/50	3,750	3,954,460
Monterey Peninsula Unified School District, CA, 4.00%, 8/1/45	11,000	10,161,825
Morgan Hill Unified School District, CA, (Election of 2012):
5.25%, 8/1/40	3,860	4,263,952
5.25%, 8/1/41	2,440	2,675,268
5.25%, 8/1/42	2,000	2,179,532
Mountain View Whisman School District, CA, (Election of 2020):
3.00%, 9/1/38	400	351,902
3.00%, 9/1/45	8,200	6,367,530
4.00%, 9/1/38	1,000	1,009,744
4.00%, 9/1/39	1,950	1,957,979
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Mountain View Whisman School District, CA, (Election of 2020): (continued)
4.00%, 9/1/40	$1,300	$ 1,297,860
4.00%, 9/1/41	1,100	1,080,981
Napa Valley Unified School District, CA, (Election of 2024):
5.00%, 8/1/42	700	751,435
5.00%, 8/1/44	500	529,219
5.25%, 8/1/50	1,750	1,855,581
North Monterey County Unified School District, CA:
4.00%, 5/1/43	400	378,190
4.00%, 5/1/44	350	330,112
Pajaro Valley Unified School District, CA, 4.00%, 8/1/45	10,000	9,408,318
Palo Alto Unified School District, CA, (Election of 2008), 0.00%, 8/1/33	11,380	8,908,585
Pasadena, CA, (Central Library), 5.00%, 9/1/51	5,070	5,347,447
Piner-Olivet Union Elementary School District, CA, (Election of 2024), 4.00%, 8/1/50	60	54,064
Placentia-Yorba Linda Unified School District, CA, 3.00%, 8/1/39	2,000	1,715,132
Pleasanton Unified School District, CA, (Election of 2016):
5.00%, 8/1/38	1,905	2,143,882
5.00%, 8/1/39	1,090	1,215,776
5.00%, 8/1/40	1,065	1,176,391
5.00%, 8/1/41	1,180	1,287,309
5.00%, 8/1/42	2,485	2,676,109
Pleasanton Unified School District, CA, (Election of 2022):
4.25%, 8/1/46	1,060	1,018,314
4.50%, 8/1/52	2,445	2,369,151
Puerto Rico:
0.00%, 7/1/33	638	441,565
5.625%, 7/1/29	3,045	3,213,271
Rio Hondo Community College District, CA, (Election of 2024):
5.00%, 8/1/40	500	547,019
5.00%, 8/1/41	560	606,069
5.00%, 8/1/42	1,000	1,072,625
5.00%, 8/1/43	1,000	1,065,922
5.00%, 8/1/45	1,250	1,319,012
Riverside Community College District, CA, (Election of 2024):
4.00%, 8/1/41	200	197,885
4.00%, 8/1/43	825	794,969
San Bernardino Community College District, CA, (Election of 2018), 4.125%, 8/1/49	4,630	4,321,877

Eaton Vance
California Municipal Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
San Carlos School District, CA, 4.00%, 10/1/43	$1,675	$ 1,630,169
San Diego Community College District, CA, (Election of 2024), 5.00%, 8/1/55(4)	15,000	15,688,500
San Diego Unified School District, CA, (Election of 2012):
5.00%, 7/1/43	1,750	1,927,643
5.00%, 7/1/44	550	601,149
5.00%, 7/1/45	730	791,076
San Dieguito Union High School District, CA, 5.00%, 2/1/40	5,000	5,505,304
San Jose-Evergreen Community College District, CA, (Election of 2016):
4.00%, 9/1/41	650	641,522
4.00%, 9/1/42	2,000	1,946,751
San Juan Unified School District, CA, (Election of 2016), 4.00%, 8/1/49	1,395	1,249,817
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/53	3,140	2,779,824
San Marino Unified School District, CA, (Election of 2024):
4.50%, 8/1/50(3)	3,000	2,925,646
5.00%, 8/1/41(3)	890	953,297
5.00%, 8/1/42(3)	915	970,204
5.00%, 8/1/43(3)	1,000	1,050,613
5.00%, 8/1/44(3)	535	559,896
5.00%, 8/1/45(3)	750	781,868
5.00%, 8/1/46(3)	1,395	1,450,122
San Rafael City Elementary School District, CA, (Election of 2022):
4.00%, 8/1/42	1,190	1,153,750
4.25%, 8/1/47	2,535	2,440,809
Santa Clarita Community College District, CA, 5.25%, 8/1/45	2,420	2,597,441
Santa Monica-Malibu Unified School District, CA, (Election of 2018), 5.00%, 8/1/40	7,420	7,943,163
Santa Monica-Malibu Unified School District, CA, (Election of 2024), 5.00%, 8/1/44	2,250	2,378,554
Scotts Valley Unified School District, CA, (Election of 2024), 5.25%, 8/1/50	1,100	1,166,365
South San Francisco Unified School District, CA:
5.00%, 9/1/33	1,150	1,337,958
5.00%, 9/1/34	1,005	1,175,045
5.00%, 9/1/35	1,110	1,293,269
5.00%, 9/1/36	1,010	1,166,661
5.00%, 9/1/37	1,110	1,270,962
Sunnyvale School District, CA, (Election of 2024):
4.50%, 9/1/52	3,365	3,311,114
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Sunnyvale School District, CA, (Election of 2024): (continued)
5.00%, 9/1/43	$1,390	$ 1,488,156
5.00%, 9/1/44	2,030	2,161,432
5.00%, 9/1/45	1,500	1,589,666
Tamalpais Union High School District, CA, (Election of 2024), 4.125%, 8/1/49	3,225	3,078,313
Torrance Unified School District, CA, (Election of 2008), 4.00%, 8/1/39	6,915	6,853,582
Ventura Unified School District, CA, (Election of 2022), 4.25%, 8/1/51	2,000	1,857,434
Walnut Creek Elementary School District Contra Costa County, CA, (Election of 2022), 5.00%, 9/1/50	1,000	1,041,075
Washington Unified School District, CA, (Election of 2020):
4.00%, 8/1/41	1,965	1,928,315
4.00%, 8/1/43	2,400	2,295,153
4.00%, 8/1/44	2,640	2,498,010
West Sonoma County Union High School District, CA, (Election of 2018), 5.00%, 8/1/50	1,500	1,560,750
West Valley-Mission Community College District, CA, (Election of 2012), 4.00%, 8/1/40	4,420	4,203,677
		$ 409,294,263
Hospital — 3.5%
California Health Facilities Financing Authority, 5.00% to 10/1/25 (Put Date), 10/1/39	$1,485	$ 1,492,649
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 5.00%, 8/15/51	4,620	4,705,016
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 4.00%, 8/15/36	9,360	9,372,286
California Health Facilities Financing Authority, (Providence Health & Services), 5.00%, 10/1/44	3,010	3,008,971
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46	3,000	2,999,300
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.00%, 7/1/43	1,320	1,346,644
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/26	500	504,734
Series 2017A, 5.00%, 11/1/25	800	800,610
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/33	425	430,449
California Statewide Communities Development Authority, (Loma Linda University Medical Center):
5.25%, 12/1/44	2,800	2,726,774
5.50%, 12/1/54	4,930	4,852,650

Eaton Vance
California Municipal Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/38	$2,000	$ 2,047,702
		$ 34,287,785
Housing — 1.4%
California Housing Finance Agency, Sustainability Bonds, 3.60% to 8/1/26 (Put Date), 8/1/63	$1,500	$ 1,503,128
California Housing Finance Agency, (Shoreview Apartments), (FHLMC), 4.10%, 7/1/40	4,900	4,761,503
California Municipal Finance Authority, (Gibson Drive Apartments), (FNMA), 4.45%, 12/1/42	2,330	2,289,592
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/36	1,155	1,038,406
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 3.00%, 9/15/36	1,595	1,425,883
Los Angeles Housing Authority, CA, (Claredon Apartments), 4.15%, 12/1/44	2,500	2,274,654
		$ 13,293,166
Industrial Development Revenue — 3.4%
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	$14,165	$ 13,845,409
California Municipal Finance Authority, (Republic Services, Inc.), (AMT), 4.375% to 9/1/33 (Put Date), 9/1/53	2,000	1,987,232
California Municipal Finance Authority, (United Airlines, Inc. Los Angeles International Airport), (AMT), 4.00%, 7/15/29	10,130	9,922,721
California Municipal Finance Authority, (Waste Management, Inc.):
(AMT), 4.10% to 12/1/25 (Put Date), 12/1/44	3,000	3,000,390
(AMT), 4.125% to 10/1/25 (Put Date), 10/1/41	4,500	4,500,469
		$ 33,256,221
Insured - Electric Utilities — 0.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$2,100	$ 2,089,406
		$ 2,089,406
Insured - General Obligations — 6.6%
Bassett Unified School District, CA, (Election of 2020), (BAM), 5.25%, 8/1/50	$1,630	$ 1,730,422
Biggs Unified High School District, CA, (Election of 2024), (BAM), 5.00%, 8/1/54	1,000	1,035,389
Byron Union School District, CA, (Election of 2024), (BAM), 4.00%, 8/1/47	1,155	1,064,226
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Carmichael Recreation and Park District, CA:
(BAM), 5.00%, 8/1/41	$290	$ 311,443
(BAM), 5.00%, 8/1/42	335	356,898
(BAM), 5.00%, 8/1/50	1,250	1,295,158
(BAM), 5.00%, 8/1/55	1,750	1,802,716
Central Unified School District, CA, (AG), 3.00%, 8/1/38	1,070	915,979
Cottonwood Union School District, CA, (Election of 2024):
(AG), 5.00%, 8/1/45	445	468,452
(AG), 5.00%, 8/1/50	895	931,020
(AG), 5.00%, 8/1/54	800	826,916
Durham Unified School District, CA, (Election of 2024), (BAM), 5.00%, 8/1/54	1,690	1,729,497
El Rancho Unified School District, CA, (Election of 2016), (BAM), 5.75%, 8/1/48	1,500	1,661,897
Folsom Cordova Unified School District, CA, (AG), 4.00%, 10/1/39	2,900	2,825,439
Glendale Unified School District, CA, (Election of 2011), (BAM), 3.00%, 9/1/39	8,140	7,045,342
Holtville Unified School District, CA, (Election of 2018), (AG), 6.00%, 8/1/52	1,000	1,093,022
Lake Tahoe Unified School District, CA, (Election of 2024):
(BAM), 5.00%, 8/1/41	180	195,020
(BAM), 5.00%, 8/1/42	195	209,274
(BAM), 5.00%, 8/1/43	150	159,829
(BAM), 5.00%, 8/1/44	165	174,931
(BAM), 5.00%, 8/1/45	200	210,831
(BAM), 5.00%, 8/1/50	3,860	4,011,119
(BAM), 5.00%, 8/1/54	455	469,391
Long Beach Unified School District, CA, (Election of 1999), (AG), 0.00%, 8/1/27	3,265	3,067,264
Mount Pleasant Elementary School District, CA:
(AG), 4.00%, 8/1/47	2,515	2,338,081
(AG), 5.00%, 8/1/37	805	916,616
(AG), 5.00%, 8/1/38	800	901,642
(AG), 5.00%, 8/1/39	475	530,199
(AG), 5.00%, 8/1/40	560	618,985
(AG), 5.00%, 8/1/41	1,210	1,322,183
(AG), 5.00%, 8/1/42	845	914,582
Mountain View School District Los Angeles County, CA, (Election of 2020), (BAM), 5.00%, 8/1/54	2,000	2,070,778
Napa Valley Unified School District, CA, (Election of 2022):
(BAM), 5.00%, 8/1/39	305	335,240
(BAM), 5.00%, 8/1/40	265	288,880

Eaton Vance
California Municipal Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Napa Valley Unified School District, CA, (Election of 2022): (continued)
(BAM), 5.00%, 8/1/41	$250	$ 270,066
(BAM), 5.00%, 8/1/42	250	267,711
(BAM), 5.00%, 8/1/43	250	266,382
(BAM), 5.00%, 8/1/44	280	296,202
(BAM), 5.00%, 8/1/45	270	284,414
(BAM), 5.00%, 8/1/50	1,820	1,892,632
Riverbank Unified School District, CA, (Election of 2018), (AG), 5.50%, 8/1/52	1,000	1,068,502
Sierra Sands Unified School District, CA, (Election of 2024), (BAM), 4.375%, 5/1/52	3,940	3,755,174
Simi Valley Unified School District, CA, (Election of 2004), (AG), 0.00%, 8/1/28	5,000	4,586,630
Stockton Unified School District, CA, (Election of 2022), (BAM), 5.00%, 8/1/40	1,750	1,903,890
Twin Rivers Unified School District, CA, (Election of 2022), (AG), 4.50%, 8/1/49(3)	3,000	2,890,917
Ukiah Unified School District, CA, (Election of 2020), (AG), 5.50%, 8/1/49	2,350	2,524,395
Washington Township Health Care District, CA, (Election of 2020), (AG), 4.125%, 8/1/42	1,000	977,857
		$ 64,813,433
Insured - Hospital — 2.4%
California Health Facilities Financing Authority, (Adventist Health System), (AG), 4.00%, 3/1/39	$5,530	$ 5,523,822
California Health Facilities Financing Authority, (Kaiser Permanente), (BAM), 5.00%, 11/1/47	16,255	17,185,030
Cambria Community Healthcare District, CA:
(BAM), 5.00%, 8/1/45	545	571,586
(BAM), 5.00%, 8/1/50	300	310,160
		$ 23,590,598
Insured - Special Tax Revenue — 1.2%
Lake Elsinore Facilities Financing Authority Successor Agency, CA, (AG), 5.00%, 9/1/38	$1,320	$ 1,449,987
RNR School Financing Authority Community Facilities District No. 92-1, CA:
(BAM), 4.00%, 9/1/40	1,000	985,865
(BAM), 4.00%, 9/1/42	1,000	950,477
San Clemente, CA:
(BAM), 5.00%, 9/1/41	1,355	1,442,816
(BAM), 5.00%, 9/1/43	3,160	3,315,775
(BAM), 5.00%, 9/1/45	1,825	1,897,308
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
San Francisco City and County Redevelopment Agency, CA, (Transbay Infrastructure), (AG), 5.00%, 8/1/48	$2,000	$ 2,052,986
		$ 12,095,214
Insured - Transportation — 0.0%†
Long Beach, CA, (Long Beach Airport), (AG), (AMT), 5.25%, 6/1/47	$345	$ 348,621
		$ 348,621
Insured - Water and Sewer — 0.3%
Mountain House Financing Authority, CA, Utility Systems Revenue, Green Bonds, (BAM), 4.125%, 12/1/48	$3,370	$ 3,161,833
		$ 3,161,833
Other Revenue — 5.9%
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$8,030	$ 8,390,341
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	22,635	23,398,576
Green Bonds, 5.00% to 11/1/32 (Put Date), 2/1/55	10,000	10,629,503
Green Bonds, 5.00% to 10/1/32 (Put Date), 8/1/55	7,000	7,382,182
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,355	4,671,480
California Public Finance Authority, (Hazelden Betty Ford Foundation), 5.00%, 11/1/49	3,000	3,008,167
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	440	439,217
		$ 57,919,466
Senior Living/Life Care — 0.9%
California Health Facilities Financing Authority, (Episcopal Communities and Services):
3.85%, 11/15/27	$1,500	$ 1,503,222
5.25%, 11/15/48	1,645	1,644,623
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/38	3,790	3,576,614
California Public Finance Authority, (Enso Village):
Green Bonds, 3.125%, 5/15/29(1)	1,375	1,340,031
Green Bonds, 5.00%, 11/15/46(1)	1,075	950,518
		$ 9,015,008
Special Tax Revenue — 0.4%
Irvine Community Facilities District No. 2013-3, CA, (Great Park):
5.00%, 9/1/35	$1,150	$ 1,186,260
5.00%, 9/1/38	1,000	1,021,310

Eaton Vance
California Municipal Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Irvine Community Facilities District No. 2013-3, CA, (Great Park): (continued)
Series 2018, 5.00%, 9/1/32	$625	$ 645,064
Series 2018, 5.00%, 9/1/34	765	789,278
San Luis Obispo Community Facilities District No. 2019-1, CA, (San Luis Ranch), 4.00%, 9/1/33	125	126,007
		$ 3,767,919
Transportation — 11.6%
Bay Area Toll Authority, CA, (San Francisco Bay Area):
2.22%, (SIFMA + 0.30%), 4/1/56(2)	$5,000	$ 4,885,071
2.37%, (SIFMA + 0.45%), 4/1/56(2)	800	793,941
5.00%, 4/1/43	3,480	3,734,858
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, CA:
(AMT), 5.25%, 7/1/40	2,250	2,374,672
(AMT), 5.25%, 7/1/44	4,250	4,363,470
California Infrastructure and Economic Development Bank, (Brightline West Passenger Rail), Green Bonds, (AMT), 9.50% to 1/1/35 (Put Date), 1/1/65(1)	10,000	9,482,029
California Municipal Finance Authority, (LINXS Automated People Mover):
(AMT), 5.00%, 12/31/37	2,570	2,587,886
(AMT), 5.00%, 12/31/47	7,705	7,386,281
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/38	3,215	3,241,692
(AMT), 5.00%, 5/15/44	3,700	3,703,664
(AMT), 5.25%, 5/15/48	9,395	9,446,259
(AMT), 5.50%, 5/15/47	10,000	10,309,265
Green Bonds, 5.00%, 5/15/42	5,000	5,327,620
Green Bonds, 5.00%, 5/15/43	5,000	5,294,912
San Diego County Regional Airport Authority, CA:
(AMT), 5.00%, 7/1/31(3)	600	647,842
(AMT), 5.00%, 7/1/32(3)	250	271,308
(AMT), 5.00%, 7/1/33(3)	1,500	1,632,267
San Diego County Regional Airport Authority, CA, (San Diego International Airport):
5.00%, 7/1/47	5,770	5,804,054
(AMT), 5.00%, 7/1/39	3,000	3,080,766
(AMT), 5.00%, 7/1/42	6,850	6,875,803
(AMT), 5.00%, 7/1/43	7,240	7,248,885
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/41	2,485	2,485,028
(AMT), 5.00%, 5/1/46	2,935	2,904,240
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
San Francisco City and County Airport Commission, CA, (San Francisco International Airport): (continued)
(AMT), 5.75%, 5/1/48	$9,500	$ 9,999,644
		$ 113,881,457
Water and Sewer — 2.6%
East Bay Municipal Utility District, CA, Water System Revenue:
Green Bonds, 5.00%, 6/1/43	$1,045	$ 1,129,711
Green Bonds, 5.00%, 6/1/45	720	770,622
Rancho California Water District Financing Authority, 4.00%, 8/1/37	2,750	2,826,985
San Francisco City and County Public Utilities Commission, CA, Water Revenue, 4.00%, 11/1/39	15,010	14,750,363
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	5,555	5,693,984
		$ 25,171,665
Total Tax-Exempt Municipal Obligations (identified cost $935,330,957)		$ 921,762,871

Taxable Municipal Obligations — 8.0%
Security	Principal Amount (000's omitted)	Value
Education — 0.4%
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(1)	$2,105	$ 1,900,192
University of California, 4.39%, 7/1/41(5)	1,675	1,675,000
		$ 3,575,192
General Obligations — 2.9%
California:
2.40%, 10/1/25	$4,640	$ 4,618,556
7.50%, 4/1/34(6)	8,000	9,289,629
Chaffey Community College District, CA:
4.756%, 6/1/31	3,045	3,148,678
4.812%, 6/1/32	2,870	2,966,196
Huntington Beach Union High School District, CA, 1.884%, 8/1/29	1,775	1,628,238
Los Angeles, CA, 3.00%, 9/1/26	2,820	2,782,207
Palmdale School District, CA, 1.67%, 8/1/29	500	454,674

Eaton Vance
California Municipal Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
San Diego Community College District, CA, 2.013%, 8/1/30	$2,600	$ 2,355,566
San Mateo Union High School District, CA, 2.111%, 9/1/34	1,220	1,001,089
		$ 28,244,833
Hospital — 0.2%
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.929%, 7/1/34	$2,140	$ 2,176,057
		$ 2,176,057
Housing — 1.4%
California Municipal Finance Authority, (View at San Bruno LP), 4.50% to 7/1/27 (Put Date), 7/1/28	$10,000	$ 10,051,479
California Municipal Finance Authority, (Witmer Manor Community Partners LP), (FNMA), 6.00%, 11/1/43	1,000	1,005,111
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park):
3.20%, 6/15/41	775	544,114
3.20%, 6/15/56	3,685	2,140,379
		$ 13,741,083
Insured - General Obligations — 0.1%
Mojave Unified School District, CA, (BAM), 2.731%, 8/1/37	$500	$ 398,162
		$ 398,162
Insured - Special Tax Revenue — 0.2%
Rio Elementary School District Community Facilities District No. 1, CA:
(BAM), 1.826%, 9/1/28	$1,000	$ 923,549
(BAM), 2.307%, 9/1/31	1,500	1,307,104
		$ 2,230,653
Insured - Transportation — 1.5%
Alameda Corridor Transportation Authority, CA:
(AG), (AMBAC), 0.00%, 10/1/26	$6,700	$ 6,341,922
(AMBAC), 0.00%, 10/1/27	740	670,005
(AMBAC), 0.00%, 10/1/28	1,010	872,740
San Joaquin Hills Transportation Corridor Agency, CA, (AG), 2.303%, 1/15/28	7,145	6,846,926
		$ 14,731,593
Lease Revenue/Certificates of Participation — 0.7%
California State Public Works Board:
4.859%, 4/1/28	$3,000	$ 3,057,088
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
California State Public Works Board: (continued)
4.879%, 4/1/29	$1,500	$ 1,536,044
4.917%, 4/1/27	2,000	2,026,413
		$ 6,619,545
Special Tax Revenue — 0.6%
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue:
4.654%, 7/1/28	$1,640	$ 1,675,678
4.726%, 7/1/27	1,975	2,008,602
4.792%, 7/1/26	1,250	1,259,704
Riverside Unified School District Financing Authority, CA, 1.463%, 9/1/25	800	796,491
Successor Agency to San Diego Redevelopment Agency, CA:
3.625%, 9/1/25	250	249,673
3.75%, 9/1/26	250	248,340
		$ 6,238,488
Total Taxable Municipal Obligations (identified cost $79,315,652)		$ 77,955,606
Total Investments — 102.1% (identified cost $1,016,726,609)		$1,001,924,791
Other Assets, Less Liabilities — (2.1)%		$ (20,414,378)
Net Assets — 100.0%		$ 981,510,413
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $32,953,911 or 3.4% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2025.
(3)	When-issued security.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2025.

Eaton Vance
California Municipal Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

(6)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2025, 12.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 6.7% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
The Fund did not have any open derivative instruments at June 30, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 2,206,314	$ —	$ 2,206,314
Tax-Exempt Municipal Obligations	—	921,762,871	—	921,762,871
Taxable Municipal Obligations	—	77,955,606	—	77,955,606
Total Investments	$ —	$1,001,924,791	$ —	$1,001,924,791
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.